ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	$ (827,154)	$ (788,000)
-100 bps	1,279,273	1,232,537
Growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	746,633	700,340
-100 bps	$ (518,685)	$ (483,643)